MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of initial application of standards or interpretations [line items]
Assets	$ 525,515	$ 518,971
Infrastructure
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	4,200	4,400
Real Estate1 [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 72	$ 63